Equity-Based Compensation - Schedule of Fair Value of Options (Details) - Performance-based Equity Options	Dec. 22, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Dividend yield	0.00%
Volatility	67.00%
Risk-free rate	1.33%
Term (in years)	6 years 3 months